28. OPERATING SEGMENTS (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	$ 50,810,141	$ 47,289,147	$ 22,344,936
Chile
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	45,558,074	38,000,201	18,070,467
Argentina
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	4,746	4,796,942	2,032,506
England
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	57,104	36,886	105,348
Brazil
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	85,100	41,110	7,676
Mexico
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	98,620		635
Asia
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	11,625	38,939	14,190
United States of America
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	4,994,872	4,375,069	2,114,114
Wine in bulk
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	50,798,473	47,285,292	22,336,244
Wine in bulk | Chile
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	45,546,406	37,996,346	18,061,775
Wine in bulk | Argentina
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	4,746	4,796,942	2,032,506
Wine in bulk | England
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	57,104	36,886	105,348
Wine in bulk | Brazil
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	85,100	41,110	7,676
Wine in bulk | Mexico
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	98,620		635
Wine in bulk | Asia
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	11,625	38,939	14,190
Wine in bulk | United States of America
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	4,994,872	4,375,069	2,114,114
Other Segment
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	11,668	3,855	8,692
Other Segment | Chile
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	11,668	3,855	8,692
Other Segment | Argentina
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Other Segment | England
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Other Segment | Brazil
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Other Segment | Mexico
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0		0
Other Segment | Asia
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Other Segment | United States of America
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Not assigned
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Not assigned | Chile
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Not assigned | Argentina
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Not assigned | England
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Not assigned | Brazil
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Not assigned | Mexico
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0		0
Not assigned | Asia
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	0	0	0
Not assigned | United States of America
Disclosure of operating segments [line items]
Amounts of additions of non-current assets	$ 0	$ 0	$ 0